Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.5%)
	Newmont Corp.	6,785,300	572,069
	Nucor Corp.	1,347,005	182,425
	International Paper Co.	3,261,172	151,318
	International Flavors & Fragrances Inc.	1,583,247	97,433
	LyondellBasell Industries NV Class A	1,589,220	77,935
	Steel Dynamics Inc.	431,915	60,222
			1,141,402
Consumer Discretionary (11.9%)
	General Motors Co.	5,881,287	358,582
	Electronic Arts Inc.	1,545,682	311,764
	Ford Motor Co.	24,146,478	288,792
*	Warner Bros Discovery Inc.	14,529,005	283,751
	DR Horton Inc.	1,656,930	280,800
	eBay Inc.	2,823,119	256,763
	Target Corp.	2,805,184	251,625
	Delta Air Lines Inc.	4,033,545	228,904
*	United Airlines Holdings Inc.	1,924,322	185,697
	PulteGroup Inc.	1,218,043	160,940
	Lennar Corp. Class A	1,267,534	159,760
	Dollar General Corp.	1,359,367	140,491
	Darden Restaurants Inc.	720,423	137,140
	Genuine Parts Co.	859,159	119,079
*	Dollar Tree Inc.	1,224,700	115,575
	Estee Lauder Cos. Inc. Class A	1,302,827	114,805
	Southwest Airlines Co.	3,244,699	103,538
	News Corp. Class A	2,948,791	90,557
	Fox Corp. Class A	1,271,268	80,166
*	NVR Inc.	8,413	67,596
	Best Buy Co. Inc.	588,004	44,465
	Fox Corp. Class B	759,406	43,506
	Lennar Corp. Class B	122,627	14,714
	News Corp. Class B	159,420	5,508
			3,844,518
Consumer Staples (9.1%)
	Cencora Inc.	1,137,762	355,585
	Corteva Inc.	4,219,300	285,351
	Kimberly-Clark Corp.	2,049,478	254,832
	Kroger Co.	3,675,722	247,780
	Sysco Corp.	2,954,186	243,248
	Keurig Dr Pepper Inc.	7,971,363	203,350
	Kenvue Inc.	11,854,331	192,396
	Archer-Daniels-Midland Co.	2,967,932	177,304
	Hershey Co.	914,907	171,133
	General Mills Inc.	3,302,911	166,533
	Kellanova	1,718,448	140,947
	Kraft Heinz Co.	5,117,737	133,266
	Constellation Brands Inc. Class A	871,017	117,300
	McCormick & Co. Inc. (Non-Voting)	1,563,267	104,598
	Tyson Foods Inc. Class A	1,765,621	95,873
	Clorox Co.	378,208	46,633
	Hormel Foods Corp.	935,417	23,142
			2,959,271
Energy (10.1%)
	Marathon Petroleum Corp.	1,878,060	361,977
	Phillips 66	2,495,150	339,390
	Valero Energy Corp.	1,919,097	326,746
	Schlumberger NV	9,265,936	318,470
	Cheniere Energy Inc.	1,289,703	303,054
	Baker Hughes Co.	6,089,914	296,701
	ONEOK Inc.	3,890,069	283,858
	Williams Cos. Inc.	3,771,833	238,946

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	4,560,896	215,502
	Diamondback Energy Inc.	1,161,738	166,245
	Kinder Morgan Inc.	5,833,941	165,159
	Devon Energy Corp.	3,921,271	137,480
	Halliburton Co.	4,739,717	116,597
			3,270,125
Financials (15.8%)
	Arthur J Gallagher & Co.	1,583,810	490,569
	Allstate Corp.	1,627,661	349,378
	Ameriprise Financial Inc.	582,356	286,082
	Nasdaq Inc.	3,190,189	282,172
	American International Group Inc.	3,420,580	268,652
	Hartford Insurance Group Inc.	1,736,938	231,690
	Prudential Financial Inc.	2,174,180	225,550
	Willis Towers Watson plc	602,609	208,171
	Arch Capital Group Ltd.	2,190,202	198,717
	State Street Corp.	1,664,923	193,148
	Raymond James Financial Inc.	1,108,552	191,336
	Fifth Third Bancorp	4,088,794	182,156
	M&T Bank Corp.	820,387	162,125
	Cboe Global Markets Inc.	646,105	158,457
	Huntington Bancshares Inc.	9,010,938	155,619
	Cincinnati Financial Corp.	965,956	152,718
	Northern Trust Corp.	1,122,223	151,051
	Regions Financial Corp.	5,511,984	145,351
	MetLife Inc.	1,744,070	143,659
	T. Rowe Price Group Inc.	1,357,155	139,298
	W R Berkley Corp.	1,757,393	134,652
	Citizens Financial Group Inc.	2,531,642	134,582
	KeyCorp	6,774,600	126,617
	Principal Financial Group Inc.	1,376,138	114,096
	Loews Corp.	1,025,711	102,971
*	Markel Group Inc.	37,131	70,971
	Corebridge Financial Inc.	1,698,090	54,424
	Fidelity National Financial Inc.	797,338	48,231
			5,102,443
Health Care (5.2%)
	Cardinal Health Inc.	1,475,094	231,531
	GE HealthCare Technologies Inc.	2,679,313	201,216
	Humana Inc.	742,935	193,289
*	IQVIA Holdings Inc.	997,070	189,384
	Becton Dickinson & Co.	885,325	165,706
	Labcorp Holdings Inc.	513,335	147,358
	Quest Diagnostics Inc.	690,801	131,653
*	Biogen Inc.	905,650	126,863
	Zimmer Biomet Holdings Inc.	1,223,808	120,545
	STERIS plc	304,271	75,289
*	Centene Corp.	1,518,366	54,175
	Baxter International Inc.	1,588,084	36,161
*	Molina Healthcare Inc.	83,615	16,001
			1,689,171
Industrials (17.0%)
	CRH plc	4,155,000	498,184
	United Rentals Inc.	397,428	379,409
	Cummins Inc.	851,107	359,482
	L3Harris Technologies Inc.	1,155,768	352,983
	PACCAR Inc.	3,243,540	318,905
	Carrier Global Corp.	4,993,714	298,125
	Ferguson Enterprises Inc.	1,218,014	273,542
	Johnson Controls International plc	2,020,965	222,205
	Otis Worldwide Corp.	2,424,400	221,663
	Fidelity National Information Services Inc.	3,226,899	212,782
	Westinghouse Air Brake Technologies Corp.	1,056,070	211,710
	DuPont de Nemours Inc.	2,586,230	201,467
*	Keysight Technologies Inc.	1,063,245	185,983
	Synchrony Financial	2,298,604	163,316
	FedEx Corp.	655,230	154,510
	PPG Industries Inc.	1,394,197	146,544

		Shares	Market Value ($000)
	Dover Corp.	847,146	141,329
	Global Payments Inc.	1,498,724	124,514
	Rockwell Automation Inc.	347,232	121,368
	Packaging Corp. of America	555,810	121,128
	Snap-on Inc.	322,257	111,672
	Jacobs Solutions Inc.	738,471	110,667
	Expeditors International of Washington Inc.	838,595	102,803
	Fortive Corp.	2,090,178	102,398
	Ingersoll Rand Inc.	1,227,554	101,420
	Dow Inc.	4,358,972	99,951
	Hubbell Inc. Class B	164,100	70,614
*	Trimble Inc.	735,272	60,035
	TransUnion	601,683	50,409
			5,519,118
Real Estate (7.2%)
	Digital Realty Trust Inc.	2,106,706	364,207
*	CBRE Group Inc. Class A	1,837,979	289,592
	Crown Castle Inc.	2,689,808	259,540
	VICI Properties Inc. Class A	6,587,085	214,805
	Iron Mountain Inc.	1,824,414	185,981
	Simon Property Group Inc.	957,944	179,777
	AvalonBay Communities Inc.	879,535	169,900
	Equity Residential	2,241,078	145,065
	Public Storage	487,236	140,738
	Weyerhaeuser Co.	4,457,126	110,492
	Essex Property Trust Inc.	397,855	106,490
	Mid-America Apartment Communities Inc.	723,283	101,064
	Invitation Homes Inc.	1,797,465	52,720
			2,320,371
Technology (7.8%)
	TE Connectivity plc	1,825,293	400,707
	Corning Inc.	4,762,367	390,657
	Western Digital Corp.	2,143,030	257,292
	Cognizant Technology Solutions Corp. Class A	3,017,672	202,395
	Hewlett Packard Enterprise Co.	8,105,869	199,080
	HP Inc.	5,802,065	157,990
	NetApp Inc.	1,233,219	146,087
	CDW Corp.	809,607	128,954
*	ON Semiconductor Corp.	2,526,344	124,574
*	Zoom Communications Inc.	1,481,653	122,237
	SS&C Technologies Holdings Inc.	1,282,401	113,826
	Microchip Technology Inc.	1,668,470	107,149
	Gen Digital Inc.	3,425,018	97,236
	Leidos Holdings Inc.	396,292	74,884
*,1	Figma Inc. Class A	3,059	159
			2,523,227
Telecommunications (0.2%)
*	Charter Communications Inc. Class A	274,168	75,425
Utilities (12.0%)
	Dominion Energy Inc.	5,271,379	322,450
	Xcel Energy Inc.	3,653,201	294,631
	Exelon Corp.	6,235,867	280,676
	Public Service Enterprise Group Inc.	3,082,752	257,286
	Entergy Corp.	2,757,441	256,966
	WEC Energy Group Inc.	1,988,162	227,824
	Consolidated Edison Inc.	2,227,618	223,920
	PG&E Corp.	13,221,773	199,384
	Sempra	2,013,068	181,136
	American Water Works Co. Inc.	1,254,975	174,680
	Ameren Corp.	1,670,494	174,366
	Eversource Energy	2,292,333	163,077
	PPL Corp.	4,339,840	161,268
	CenterPoint Energy Inc.	4,032,132	156,447
	FirstEnergy Corp.	3,386,840	155,185
	DTE Energy Co.	1,089,626	154,106
	CMS Energy Corp.	1,849,023	135,459
	Edison International	2,376,994	131,400

			Shares	Market Value ($000)
	Alliant Energy Corp.		1,587,688	107,026
	NiSource Inc.		1,454,592	62,984
	Evergy Inc.		709,912	53,968
				3,874,239
Total Common Stocks (Cost $22,499,675)				32,319,310
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $10,861)	4.180%	108,656	10,865
Total Investments (99.9%) (Cost $22,510,536)				32,330,175
Other Assets and Liabilities—Net (0.1%)				43,791
Net Assets (100%)				32,373,966
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $44 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	15	5,054	21
E-mini S&P Mid-Cap 400 Index	December 2025	52	17,088	(29)
				(8)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
M&T Bank Corp.	8/31/2026	BANA	29,091	(4.091)	—	(456)
United Airlines Holdings Inc.	8/31/2026	BANA	10,500	(4.236)	—	(885)
					—	(1,341)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,319,310	—	—	32,319,310
Temporary Cash Investments	10,865	—	—	10,865
Total	32,330,175	—	—	32,330,175

Derivative Financial Instruments
Assets
Futures Contracts[1]	21	—	—	21
Liabilities
Futures Contracts[1]	(29)	—	—	(29)
Swap Contracts	—	(1,341)	—	(1,341)
Total	(29)	(1,341)	—	(1,370)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.